John Deere Owner Trust 2016 Statement to Certificateholders	EXHIBIT 99.2

$229,000,000   Class A-1  0.64000%  Asset Backed Notes due March 15, 2017

$234,000,000   Class A-2  1.15%  Asset Backed Notes due October 15, 2018

$222,000,000   Class A-3  1.36%  Asset Backed Notes due April 15, 2020

$71,000,000   Class A-4  1.64%  Asset Backed Notes due January 17, 2023

$19,481,477  Asset Backed Certificates

Payment Date:			15-Feb-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$12,575,506.38
		per $1,000 original principal amount:	$56.65

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$12,575,506.38

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$32,561.78
		per $1,000 original principal amount:	$0.15

		(iv) Class A-4 Notes:	$97,033.33
		per $1,000 original principal amount:	$1.37

		(v) Total:	$129,595.11

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$107,121,792.61

	(b)	Note Value at end of related Collection Period:	$106,636,957.13

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$16,155,480.08
		(ii) A-3 Note Pool Factor:	0.0727724

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$71,000,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

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	(e)	(i) Certificate Balance:	$19,481,477.00
		(ii) Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$99,763.39
		(i) per $1,000 original principal amount:	$0.13
	(b)	Amount of Servicing Fee earned:	$99,763.39
	(c)	Amount of Servicing Fee paid:	$99,763.39
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	(i)	Amount in Reserve Account:	$7,754,815.00
	(ii)	Specified Reserve Account Balance:	$7,754,815.00

(11)	(i)	Payoff Amount of Receivables 60 days or more past due:	$4,391,854.42
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	4.10%

(12)	(i)	Aggregate amount of net losses for the collection period:	$57,110.25
	(ii)	Cumulative amount of net losses:	$1,714,935.53
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.22%

(13)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$276,615.09
		(ii) % of Pool Balance:	0.23%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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